Consolidated Schedule of Investments PIMCO Municipal Income Fund II	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 170.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.6%
Ammons AT Asheville Highway TBD% due 10/01/2041 «(f)	$10,164	$9,092
Fairhaven Glen
TBD% due 11/01/2027 «µ	3,900	3,900
TBD% due 12/12/2041 «µ	300	300
TBD% - 6.628% due 01/01/2067 «µ	5,000	5,022
Falcon PK
TBD% due 11/01/2026 «µ	1,200	1,200
TBD% - 6.628% due 10/26/2063 «µ	5,900	5,899

Total Loan Participations and Assignments (Cost $25,027)		25,413

MUNICIPAL BONDS & NOTES 161.3%
ALABAMA 2.4%
Irondale Public Building Authority, Alabama Revenue Bonds, Series 2024 4.000% due 10/01/2049	3,300	3,012
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.500% due 10/01/2053	5,250	5,493
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 4.750% due 12/01/2054	2,600	2,460
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025 5.000% due 01/01/2056	2,100	2,189

		13,154

ALASKA 0.5%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	2,450	2,555

ARIZONA 9.4%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	2,500	75
Arizona Industrial Development Authority Revenue Bonds, Series 2025
0.000% due 01/01/2059 (d)	3,303	1,812
5.125% due 01/01/2059	1,568	1,227
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055 ^(b)	2,400	1,680
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	1,500	1,451
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	7,700	7,141
Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	8,600	7,092
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023 5.000% due 01/01/2050	2,000	2,095
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	4,930	5,214
5.000% due 12/01/2037	22,400	23,597

		51,384

ARKANSAS 1.2%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	2,000	1,906
Arkansas Development Finance Authority Revenue Bonds, Series 2022 5.450% due 09/01/2052	350	359
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	2,500	2,757
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 5.250% due 03/01/2053	1,600	1,677

		6,699

CALIFORNIA 5.4%
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046	7,400	7,496
California Housing Finance Revenue Bonds, Series 2024 6.000% due 03/01/2053	5,100	5,116
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025 9.500% due 01/01/2065	1,000	1,000

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2025 (Unaudited)

California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 12/01/2046	3,000	2,974
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	7,500	808
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	3,435	3,297
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,750	2,106
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2051	2,715	2,359
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021 4.000% due 10/01/2048	1,570	1,506
West Valley-Mission Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	3,000	2,904

		29,566

COLORADO 6.7%
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	12,555	10,966
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	5,300	5,102
4.000% due 08/01/2049	4,000	3,537
Colorado Health Facilities Authority Revenue Bonds, Series 2025 5.125% due 12/01/2055 (a)	1,800	1,827
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	1,615	1,207
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	3,250	3,113
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, (BAM Insured), Series 2024 4.375% due 12/01/2054	2,000	1,878
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	2,500	2,517
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	3,500	3,466
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	1,430	1,683
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	1,000	891
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	775	612

		36,799

CONNECTICUT 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022 5.000% due 07/01/2047	3,000	3,082

DELAWARE 1.0%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 07/01/2037	5,360	4,698
7.120% due 07/01/2037	945	895

		5,593

DISTRICT OF COLUMBIA 1.1%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2040	3,700	3,720
District of Columbia Revenue Bonds, Series 2022 5.500% due 02/28/2037	1,850	2,060

		5,780

FLORIDA 7.5%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	1,380	1,397
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022 5.000% due 05/01/2042	1,230	1,224
Berry Bay II Community Development District, Florida Special Assessment Bonds, Series 2024 5.200% due 05/01/2044	550	534
Central Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2041	4,290	4,197
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2051	1,250	1,026
Florida Development Finance Corp. Revenue Bonds, Series 2024
4.500% due 08/01/2055	3,500	3,325
5.000% due 07/01/2038	5,500	5,493
Halifax Hospital Medical Center, Florida Revenue Bonds, Series 2024 4.250% due 06/01/2054	2,600	2,424
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	3,700	3,229
Kissimmee, Florida Revenue Bonds, Series 2024 4.000% due 10/01/2049	1,125	1,027
Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.880% due 03/01/2046	1,300	1,299

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2025 (Unaudited)

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,251
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047	3,800	3,851
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	2,110	2,149
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 10/01/2043	2,600	2,722
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	5,300	4,994

		41,142

GEORGIA 6.5%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2044	3,895	3,753
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(b)	3,750	1,500
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	7,000	7,037
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	19,680	19,026
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	868
5.000% due 01/01/2038	1,500	1,529
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,000	1,024
Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024 4.125% due 10/01/2049	1,000	944

		35,681

ILLINOIS 13.9%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	7,000	6,620
Chicago O'Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020 4.000% due 01/01/2039	3,000	3,005
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2047	2,500	2,501
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2044	3,000	2,828
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.250% due 01/01/2043	2,625	2,746
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2036	1,300	1,282
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	1,922	15
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	6,400	6,448
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035 ^(b)	2,000	1,340
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2025	7,740	7,824
5.000% due 11/01/2027	6,140	6,402
5.000% due 11/01/2029	1,000	1,037
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,188
5.000% due 05/01/2041	1,500	1,524
Illinois State General Obligation Bonds, Series 2024 4.250% due 05/01/2046	6,250	5,633
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	12,500	12,651
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	5,000	1,262
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 12/15/2036 (c)	1,750	1,051
0.000% due 06/15/2037 (c)	1,000	584
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038	8,000	8,277
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	1,400	1,231

		76,449

INDIANA 2.7%
Indiana Finance Authority Revenue Bonds, Series 2012 4.250% due 11/01/2030	3,000	3,065
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	2,815	438
Indiana Finance Authority Revenue Bonds, Series 2024 4.250% due 03/01/2049	5,000	4,653
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	883
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 0.000% due 07/01/2056	1,100	1,070

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2025 (Unaudited)

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,034
6.000% due 03/01/2053	2,500	2,638
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	1,100	1,074

		14,855

IOWA 2.9%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012 4.750% due 08/01/2042	2,000	2,002
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	10,715	12,091
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	1,900	1,681

		15,774

KENTUCKY 1.1%
Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024 5.250% due 01/01/2049	2,600	2,689
Kentucky Municipal Energy Agency Revenue Bonds, (AGC Insured), Series 2025 5.000% due 01/01/2055	3,200	3,283

		5,972

LOUISIANA 3.2%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	7,000	6,542
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	7,750	7,821
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,800	3,043

		17,406

MAINE 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	2,000	1,750

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.250% due 07/01/2050	1,400	1,232

MASSACHUSETTS 0.5%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(b)	444	0
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,500

		2,500

MICHIGAN 2.0%
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.000% due 04/15/2042	2,000	1,899
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 12/01/2045	1,000	1,001
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2046	4,945	4,986
Michigan Finance Authority Revenue Bonds, Series 2020
4.300% due 09/01/2030	100	93
4.800% due 09/01/2040	185	157
5.000% due 09/01/2050	300	243
Michigan State Housing Development Authority Revenue Bonds, Series 2015 4.350% due 10/01/2045	2,000	1,921
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	25,000	779

		11,079

MINNESOTA 0.5%
Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022 5.250% due 06/15/2047	2,000	2,111
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017 5.000% due 11/15/2047	800	795

		2,906

MISSOURI 3.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2013 5.000% due 11/15/2044	10,000	10,002
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2037	510	510

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2025 (Unaudited)

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.500% due 12/01/2048	2,700	2,919
Jefferson County Industrial Development Authority, Missouri Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 02/01/2043	4,100	3,976
Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	2,000	2,053

		19,460

MULTI-STATE 1.7%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 3.721% due 01/25/2040	2,949	2,928
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.287% due 04/25/2042	5,991	6,232

		9,160

NEBRASKA 0.4%
University of Nebraska Facilities Corp. Revenue Bonds, Series 2021 4.000% due 07/15/2062	2,650	2,427

NEVADA 1.3%
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	4,450	4,629
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	24,000	2,634

		7,263

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	5,418	5,350
New Hampshire Business Finance Authority Revenue Bonds, Series 2025 4.168% due 01/20/2041	900	871

		6,221

NEW JERSEY 4.8%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (f)	145	131
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,187
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	2,500	1,733
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,500	1,556
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.250% due 06/15/2043	4,000	4,109
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.250% due 06/15/2050	2,650	2,766
New Jersey Turnpike Authority Revenue Bonds, Series 2024 4.125% due 01/01/2054	2,600	2,490
Passaic County, New Jersey Improvement Authority Revenue Bonds, Series 2025 4.500% due 07/01/2040	500	488
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	1,010	1,012
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	6,705	6,560

		26,032

NEW YORK 18.2%
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2057	1,000	1,014
Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023 4.250% due 02/01/2041	2,574	2,480
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	2,500	2,630
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 0.000% due 01/01/2058 ^(b)	751	69
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053	1,800	1,908
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	5,000	5,396
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 4.250% due 05/01/2054	3,600	3,429
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	11,505	12,967
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	9,250	9,270
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	3,775	2,680
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2061	2,000	1,799

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2025 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	4,000	3,643
New York State Dormitory Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,000	2,051
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2039	2,900	2,869
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	7,375	6,765
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	2,900	2,663
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	6,250	5,809
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2051	2,500	2,605
5.000% due 03/15/2063	2,000	2,058
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	4,200	4,347
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	5,500	5,535
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2047	2,250	2,088
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 10/15/2057	3,300	3,367
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 4.000% due 06/01/2050	2,920	2,555
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	6,000	5,450
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	4,250	4,371

		99,818

NORTH CAROLINA 1.3%
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	2,495	2,452
North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 01/01/2058	4,500	4,633

		7,085

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	1,950	0

OHIO 8.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	79,500	7,920
Canton City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2050	3,700	3,919
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.000% due 01/01/2039	2,200	2,313
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	11,000	9,846
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	5,500	4,999
Ohio Air Quality Development Authority Revenue Bonds, Series 2015 4.250% due 11/01/2040	3,000	3,027
Ohio Air Quality Development Authority Revenue Bonds, Series 2019
3.250% due 09/01/2029	1,700	1,660
5.000% due 07/01/2049	2,500	2,273
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.550% due 09/01/2049	2,480	2,459
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.550% due 09/01/2045	5,600	5,523

		43,939

OKLAHOMA 1.7%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	2,000	2,029
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041 ^(b)	1,750	1,312
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 4.500% due 01/01/2053	5,900	5,815

		9,156

OREGON 1.1%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	1,545	1,504
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2051 (c)	3,700	960
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	5,195	1,615

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2025 (Unaudited)

5.000% due 06/15/2052	2,000	2,081

		6,160

PENNSYLVANIA 3.3%
Bucks County, Pennsylvania Water and Sewer Authority Revenue Bonds, (AGM Insured), Series 2022 4.250% due 12/01/2047	1,800	1,737
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.450% due 10/01/2034	3,000	3,063
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	7,000	7,442
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	928
Philadelphia, Pennsylvania Airport Revenue Bonds, Series 2017 5.000% due 07/01/2047	4,800	4,806

		17,976

PUERTO RICO 6.5%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	63,000	3,863
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	5,984	3,755
0.000% due 11/01/2051	4,792	2,983
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	3,750	2,574
4.000% due 07/01/2041	3,500	3,205
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (c)	52,000	12,626
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	7,005	6,678

		35,684

RHODE ISLAND 1.0%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	5,450	5,450

SOUTH CAROLINA 1.0%
South Carolina Public Service Authority Revenue Bonds, Series 2024 5.000% due 12/01/2049	5,200	5,365

SOUTH DAKOTA 0.2%
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.500% due 11/01/2045	1,100	1,078

TEXAS 25.0%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	1,345	453
12.000% due 12/01/2045 ^(b)	2,250	1,070
Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2024 4.125% due 08/15/2054	2,400	2,196
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	4,000	3,400
Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021 3.625% due 07/01/2026	2,600	2,459
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,750	1,756
Coppell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.250% due 08/15/2053	2,000	1,895
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,250	9,369
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2039	2,000	2,143
EP Tuscany Zaragosa PFC, Texas Revenue Bonds, Series 2023 4.000% due 12/01/2033	7,455	7,302
Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023 5.000% due 03/01/2048	7,125	7,413
Grand Parkway Transportation Corp., Texas Revenue Bonds, (AGM/CR Insured), Series 2020 4.000% due 10/01/2049	2,100	1,906
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	3,000	3,112
Houston, Texas Combined Utility System Revenue Bonds, Series 2020 4.000% due 11/15/2049	1,510	1,370
Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2050	4,100	3,802
La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.125% due 02/15/2054	4,000	3,720
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	10,600	10,989
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/15/2053	1,000	909
4.500% due 02/15/2047	2,000	2,008

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2025 (Unaudited)

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 07/01/2046 ^(b)	1,030	930
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2025 5.000% due 11/01/2060	2,800	2,770
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,017
Permanent University Fund - Texas A&M University System Revenue Bonds, Series 2025 5.000% due 07/01/2051	4,000	4,202
San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021 4.000% due 08/01/2048	2,300	2,118
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 4.000% due 09/15/2042	10,000	9,110
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024 5.250% due 02/01/2049	5,000	5,331
Southeast Regional Management District, Texas General Obligation Bonds, (AGC Insured), Series 2024 4.250% due 04/01/2053	1,755	1,635
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2053	5,000	4,514
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	1,000	1,024
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	3,140	3,244
Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023 5.250% due 08/15/2048	6,300	6,589
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 5.750% due 01/01/2056	6,520	7,111
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	5,790	5,976
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	5,000	4,963
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	1,800	1,846
Texas Water Development Board Revenue Bonds, Series 2024 4.375% due 10/15/2054	6,450	6,303
West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 12/15/2060	1,250	1,089

		137,044

UTAH 0.5%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2031	1,000	987
Ogden City Redevelopment Agency, Utah Revenue Bonds, Series 2023 5.000% due 01/15/2053	1,440	1,484

		2,471

VIRGINIA 2.1%
FHLMC Multifamily VRD Certificates, Virginia Revenue Bonds, Series 2025 4.095% due 11/25/2042	5,496	5,553
Virginia Housing Development Authority Revenue Bonds, Series 2023 5.125% due 10/01/2048	2,210	2,263
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	51,000	1,552
5.000% due 07/01/2034	2,375	2,157

		11,525

WASHINGTON 0.8%
Vancouver Housing Authority, Washington Revenue Bonds, Series 2025 4.125% due 12/01/2039	1,750	1,671
Washington Health Care Facilities Authority Revenue Bonds, Series 2020
5.000% due 09/01/2039	1,575	1,634
5.000% due 09/01/2045	1,050	1,071

		4,376

WEST VIRGINIA 2.1%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	2,000	2,026
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040	7,110	6,774
West Virginia Economic Development Authority Revenue Bonds, Series 2025 5.450% due 01/01/2055	2,600	2,663

		11,463

WISCONSIN 6.0%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	500	449
7.000% due 01/01/2050	4,500	4,702
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048 ^(b)	4,000	1,800
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	15,000	1,175

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2025 (Unaudited)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,700	1,400
4.000% due 03/31/2056	900	723
4.500% due 06/01/2056	2,900	2,167
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 5.000% due 10/01/2052	5,500	5,631
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2037	500	534
5.000% due 11/15/2038	600	640
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	3,855	1,351
0.000% due 12/15/2055 (c)	20,420	4,115
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,345	4,403
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	4,470	4,057

		33,147

Total Municipal Bonds & Notes (Cost $906,762)		883,658

U.S. GOVERNMENT AGENCIES 4.4%
Freddie Mac
2.952% due 12/25/2038 - 01/25/2039 ~	7,484	6,023
3.199% due 01/25/2043 ~	1,400	905
3.800% due 01/01/2040	9,899	9,305
3.850% due 01/01/2040	6,000	5,680
4.900% due 02/01/2040	991	1,041
4.977% due 01/25/2042 ~	1,300	1,055

Total U.S. Government Agencies (Cost $24,221)		24,009

Total Investments in Securities (Cost $956,010)		933,080

Total Investments 170.3% (Cost $956,010)		$933,080
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (68.7)%		(376,646)
Other Assets and Liabilities, net (1.6)%		(8,400)

Net Assets Applicable to Common Shareholders 100.0%		$548,034

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)		When-issued security.
(b)		Security is not accruing income as of the date of this report.
(c)		Zero coupon security.
(d)		Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)		RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Ammons AT Asheville Highway	0.000%	10/01/2041	01/09/2025	$8,727	$9,092	1.66%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870	11/15/2035	10/26/2020	166	131	0.02

				$8,893	$9,223	1.68%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments		$0	$0	$25,413	$25,413
Municipal Bonds & Notes
Alabama		0	13,154	0	13,154
Alaska		0	2,555	0	2,555
Arizona		0	51,384	0	51,384
Arkansas		0	6,699	0	6,699
California		0	29,566	0	29,566
Colorado		0	36,799	0	36,799
Connecticut		0	3,082	0	3,082
Delaware		0	5,593	0	5,593
District of Columbia		0	5,780	0	5,780
Florida		0	41,142	0	41,142
Georgia		0	35,681	0	35,681
Illinois		0	76,449	0	76,449
Indiana		0	14,855	0	14,855
Iowa		0	15,774	0	15,774
Kentucky		0	5,972	0	5,972
Louisiana		0	17,406	0	17,406
Maine		0	1,750	0	1,750
Maryland		0	1,232	0	1,232
Massachusetts		0	2,500	0	2,500
Michigan		0	11,079	0	11,079
Minnesota		0	2,906	0	2,906
Missouri		0	19,460	0	19,460
Multi-State		0	9,160	0	9,160
Nebraska		0	2,427	0	2,427
Nevada		0	7,263	0	7,263
New Hampshire		0	6,221	0	6,221
New Jersey		0	26,032	0	26,032
New York		0	99,818	0	99,818
North Carolina		0	7,085	0	7,085
Ohio		0	43,939	0	43,939
Oklahoma		0	9,156	0	9,156
Oregon		0	6,160	0	6,160
Pennsylvania		0	17,976	0	17,976
Puerto Rico		0	35,684	0	35,684
Rhode Island		0	5,450	0	5,450

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2025 (Unaudited)

South Carolina	0	5,365	0	5,365
South Dakota	0	1,078	0	1,078
Texas	0	137,044	0	137,044
Utah	0	2,471	0	2,471
Virginia	0	11,525	0	11,525
Washington	0	4,376	0	4,376
West Virginia	0	11,463	0	11,463
Wisconsin	0	33,147	0	33,147
U.S. Government Agencies	0	24,009	0	24,009

Total Investments	$0	$907,667	$25,413	$933,080

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$16,299	$8,708	$0	$20	$0	$386	$0	$0	$25,413	$386
U.S. Government Agencies	1,045	0	0	2	0	8	0	(1,055)	0	8

Totals	$17,344	$8,708	$0	$22	$0	$394	$0	$(1,055)	$25,413	$394

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$21,213	Discounted Cash Flow	Discount Rate	5.310 - 6.910	6.029
4,200	Recent Transaction	Purchase Price	100.000	—

Total	$25,413

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiary was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
1860 SPV I LLC	06/29/2023	1.6%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the

Notes to Financial Statements (Cont.)

requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance.  Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association

Other Abbreviations:
TBA	To-Be-Announced	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding